SHAREHOLDER RIGHTS PLAN (Details)	Dec. 22, 2021 Vote	May 06, 2019 Vote	Dec. 31, 2025 shares	Sep. 23, 2025 $ / shares	Dec. 31, 2024 shares	Dec. 31, 2009 $ / shares
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares						$ 19.5
Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued			4,567,660,012		3,739,074,993
Ordinary shares, shares outstanding			4,567,660,012		3,739,074,993
Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares				$ 0.0424
Votes per share | Vote		1
Ordinary shares, shares issued			4,504,052,678		3,675,467,659
Ordinary shares, shares outstanding			4,504,052,678		3,675,467,659
Class A ordinary shares | Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued			4,504,052,678		3,675,467,659
Ordinary shares, shares outstanding			4,504,052,678		3,675,467,659
Class B ordinary shares
SHAREHOLDER RIGHTS PLAN
Votes per share | Vote	100	50
Ordinary shares, shares issued			63,607,334		63,607,334
Ordinary shares, shares outstanding			63,607,334		63,607,334
Class B ordinary shares | Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued			63,607,334		63,607,334
Ordinary shares, shares outstanding			63,607,334		63,607,334
Minimum
SHAREHOLDER RIGHTS PLAN
Shareholders rights plan, ownership interest for rights to be exercisable						15.00%